Expense Example - Vulcan Value Partners ETF [Member]	Nov. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	$ 1,191